OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Other non-current assets	$ 26,286	$ 26,108	$ 26,108	$ 501,750